Financial Risk Management - Schedule of Financial Assets and Liabilities in Foreign Currencies (Details)	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)
Cash at Bank / on Hand [Member]
Statement Line Items [Line Items]
Financial assets	$ 11,645,389			$ 2,131,741
Cash at Bank / on Hand [Member] | USD [Member]
Statement Line Items [Line Items]
Financial assets		$ 2,512,767			$ 201,737
Cash at Bank / on Hand [Member] | EUR [Member]
Statement Line Items [Line Items]
Financial assets | €			€ 38,020			€ 27,052
Trade and Other Payables [Member] | USD [Member]
Statement Line Items [Line Items]
Financial liabilities		$ 99,637			$ 117,992
Trade and Other Payables [Member] | EUR [Member]
Statement Line Items [Line Items]
Financial liabilities | €						€ 1,990